Right of Use Assets and Obligation for Lease Contracts	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Right of Use Assets and Obligation for Lease Contracts	RIGHT OF USE ASSETS AND OBLIGATION FOR LEASE CONTRACTS
The composition of the right of use assets as of December 31, 2024 and 2023 is as follows:

		As of December 31, 2024
2024	Opening balances as of January 1, 2024	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Land and building	100,449	189,234	(128,442)	60,792
Other	-	-	-	-
Total	100,449	189,234	(128,442)	60,792

		As of December 31, 2023
2023	Opening balances as of January 1, 2023	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Land and building	133,795	215,411	(114,962)	100,449
Other	-	-	-	-
Total	133,795	215,411	(114,962)	100,449
The movement of the right of use assets under lease during the 2024 and 2023 period, is as follows:
i.Gross balance

2024	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2024	215,411	-	215,411
Additions	8,507	-	8,507
Disposals	(35,049)	-	(35,049)
Impairment	365	-	365
Other	-	-	-
Balances as of December 31, 2024	189,234	-	189,234

2023	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2023	231,603	-	231,603
Additions	11,720	-	11,720
Disposals	(27,912)	-	(27,912)
Impairment	-	-	-
Other	-		-
Balances as of December 31, 2023	215,411	-	215,411
NOTE 12 - RIGHT OF USE ASSETS AND OBLIGATION FOR LEASE CONTRACTS, continued
ii.Accumulated amortisation

2024	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2024	(114,962)	-	(114,962)
Amortisation for the period	(27,812)	-	(27,812)
Sales and disposals during the period	14,520	-	14,520
Transfers	(188)	-	(188)
Others	-	-	-
Balances as of December 31, 2024	(128,442)	-	(128,442)

2023	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2023	(97,808)	-	(97,808)
Amortisation for the period	(31,314)	-	(31,314)
Sales and disposals during the period	14,160	-	14,160
Transfers	-	-	-
Others	-	-	-
Balances as of December 31, 2023	(114,962)	-	(114,962)
a.Lease liability
As of December 31, 2024 and 2023, the composition of lease liability balances are composed as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Lease liability	66,882	104,516
Total	66,882	104,516
b.Expenses associated with assets for the right of use leased assets and lease liability

	As of December 31,
	2024	2023
	MCh$	MCh$
Depreciation	(27,812)	(31,314)
Interests	(7,617)	(3,601)
Short term lease	(18,558)	(9,712)
Total	(53,987)	(44,627)
NOTE 12 - RIGHT OF USE ASSETS AND OBLIGATION FOR LEASE CONTRACTS, continued
c.As of December 31, 2023 and 2022, the maturity level of the lease liability, according to their contractual maturity is as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Due within 1 year	12,685	20,716
Due after 1 year but within 2 years	13,483	19,696
Due after 2 years but within 3 years	10,727	17,750
Due after 3 years but within 4 years	8,361	12,949
Due after 4 years but within 5 years	7,222	9,964
Due after 5 years	14,404	23,441
Total	66,882	104,516
d.Operational leases – lessor
As of December 31, 2024 and 2023, the future minimum lease cash inflows under non-cancellable operating leases are as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Due within 1 year	1,246	1,012
Due after 1 year but within 2 years	2,031	1,874
Due after 2 years but within 3 years	1,134	787
Due after 3 years but within 4 years	870	736
Due after 4 years but within 5 years	765	522
Due after 5 years	3,293	852
Total	9,339	5,783
e.As of December 31, 2024 and 2023, the Bank has no financial leases which cannot be unilaterally rescinded.
f.The Bank has no restriction on property, plant and equipment as of December 31, 2024 and 2023. Additionally, the property, plant and equipment have not been provided as guarantees of financial liabilities. The Bank has no debt in connection with property, plant and equipment.